Shareholders' Equity - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding, beginning of period (in shares) | Share	1,372,264	1,142,329
Number of share options granted (in shares) | Share	1,885,873	358,000
Number of share options exercised (in shares) | Share	(242,282)
Number of share options forfeited (in shares) | Share	(198,230)	(128,065)
Number of share options exercisable (in shares) | Share	2,532,548
Weighted average exercise price of share options outstanding, beginning of period (in dollars per share) | $ / shares	$ 14.55	$ 15.90
Weighted average exercise price of share options granted (in dollars per share) | $ / shares	11.44	11.80
Weighted average exercise price of share options exercised (in dollars per share) | $ / shares	15.79
Weighted average exercise price of share options forfeited (in dollars per share) | $ / shares	17.13	$ 15.50
Weighted average exercise price of options exercisable (in dollars per share) | $ / shares	$ 12.04
Number of share options outstanding, end of period (in shares) | Share	2,817,625	1,372,264	1,142,329
Weighted average exercise price of share options outstanding, end of period (in dollars per share) | $ / shares	$ 12.18	$ 14.55	$ 15.90
Weighted average remaining contractual life of outstanding share options (in years)	2 years 7 months 28 days	2 years 8 months 23 days	3 years 2 months 15 days
Weighted average remaining contractual life of exercisable share options (in years)	2 years 5 months 23 days